INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Changes in the balance of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 7,283	$ 10,893	$ 10,517
Increases related to tax positions taken during the current year	1,421	104	1,717
Increases (decreases) related to foreign currency exchange rates	101
Decrease related to foreign currency exchange rates		(467)	(828)
Reductions for tax positions of prior years	0	(3,167)	0
Lapses of statutes of limitations	(3,136)	(80)	(513)
Gross unrecognized tax benefits, end of year	$ 5,669	$ 7,283	$ 10,893